Loans Receivable - Other Information (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans receivable, net	$ 85.9	$ 24.8
Current	10.2
Non-Current	75.7	24.8
Loans receivable
Disclosure of financial assets [line items]
Financial assets	85.9	24.8
G Mining Ventures Term Loan
Disclosure of financial assets [line items]
Financial assets	75.7
SolGold Loan Facility
Disclosure of financial assets [line items]
Financial assets	$ 10.2
Skeena Convertible Debenture
Disclosure of financial assets [line items]
Financial assets		$ 24.8